Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage	0.00%		0.00%
Cash and cash equivalents	$ 7,546,870		$ 7,546,870	$ 7,140,539	$ 5,617,025	$ 2,854,959
Deposits in Australia				7,137,539
Number of anti-dilutive common stock	83,243	83,243
Insurance losses			500,000	500,000
Receivables against bad debt expense			$ 500,000	$ 500,000
Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage				20.00%
Intangible assets, useful live			10 years	10 years
Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage				50.00%
Intangible assets, useful live			12 years	12 years
Software development [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live			1 year	1 year
Software development [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Textual)
Intangible assets, useful live			10 years	10 years